Financial Instruments - Summary of Fair Value Adjustment (Detail) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Bid-offer and trade specific adjustments
Disclosure of financial assets [line items]
Fair value adjustments	£ (7)	£ (8)
Uncertainty
Disclosure of financial assets [line items]
Fair value adjustments	40	45
Credit risk adjustment
Disclosure of financial assets [line items]
Fair value adjustments	7	11
Funding fair value adjustment
Disclosure of financial assets [line items]
Fair value adjustments	2	3
Risk related adjustments
Disclosure of financial assets [line items]
Fair value adjustments	£ 42	£ 51